PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amounts Recorded in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 110	$ 234
Net prior service cost (credit)	3	1
Defined benefit plan, accumulated comprehensive income (loss)	113	235
Pension
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	156	262
Net prior service cost (credit)	4	2
Defined benefit plan, accumulated comprehensive income (loss)	160	264
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(46)	(28)
Net prior service cost (credit)	(1)	(1)
Defined benefit plan, accumulated comprehensive income (loss)	$ (47)	$ (29)